Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2018 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 10,713
Unused tax losses for which no deferred tax asset recognised	3,315
France
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	470
Australia
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	370
Nigeria
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	303
Canada
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	$ 250